Transactions in foreign currency (Details Narrative) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2018 USD ($) Number	Dec. 31, 2017 USD ($) Number
Disclosure of subsidiaries [line items]
Exchange rate for purchases | Number				3.369	3.238
Exchange rate for sales | Number				3.379	3.245
(Loss) gain from exchange difference, net | S/	S/ (8,377)	S/ (2,226)	S/ (2,541)
Cash flow hedging instruments that changed under negotiation conditions | S/	S/ 4,293
USD
Disclosure of subsidiaries [line items]
Cross currency swap position | $				$ 150,000	$ 300,000
Net monetary position | $				$ 18,838	$ 3,819